UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

RESOURCE CREDIT INCOME FUND
(Exact name of registrant as specified in charter)

One Crescent Drive, Suite 203
Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

212-506-3899
(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2015 - June 30, 2016

Item 1 – Proxy Voting Record.

RESOURCE CREDIT INCOME FUND

Resource Credit Income Fund did not vote any proxies during the annual period ended June 30, 2016.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE CREDIT INCOME FUND

By:	/s/ Justin Milberg
Justin Milberg
President (Principal Executive Officer)

Date:	August 1, 2016